Acquisitions - Grand Doctor Medical Co., Ltd (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 27, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2022 USD ($)	Jan. 27, 2022 USD ($)
Business Acquisition [Line Items]
Acquisition consideration payable		¥ 15,300
Net income		235,869	$ 36,530	¥ 207,657	¥ 106,151
Acquired intangible assets:
Goodwill (c+b-a)		75,194				$ 11,204
Grand Doctor Medical Co., Ltd
Business Acquisition [Line Items]
Equity interest acquired	65.26%						65.26%
Cash consideration	¥ 80,500
Acquisition consideration payable		15,300
Net income		9,406
Revenues		¥ 422
Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	3,736						$ 557
Other current assets	21,897						3,263
Property and equipment and other non-current assets	23,486						3,499
Other current liabilities	(19,413)						(2,892)
Acquired intangible assets:
Total cash consideration paid	35,906						5,350
Redeemable noncontrolling interest (b)	30,600						4,559
Consideration (c)	80,500						11,995
Goodwill (c+b-a)	75,194						11,204
Grand Doctor Medical Co., Ltd | -- Internet Hospital License
Acquired intangible assets:
Acquired Intangible assets	3,600						536
Grand Doctor Medical Co., Ltd | Customer Relationship
Acquired intangible assets:
Acquired Intangible assets	¥ 2,600						$ 387